UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number       811-07921
The Bjurman, Barry Funds

(Exact name of registrant as specified in charter)

10100 Santa Monica Boulevard, Suite 1200, Los Angeles, CA	90067-4103

(Address of principal executive offices)	(Zip code)
Citi Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43219

(Name and address of agent for service)
Registrant’s telephone number, including area code:       800-227-7264
Date of fiscal year end:       03/31/08
Date of reporting period:       09/30/07
     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1.   Reports to Stockholders.

Bjurman, Barry Micro-Cap
Growth Fund
Bjurman, Barry Small Cap
Growth Fund
Bjurman, Barry Mid Cap
Growth Fund

Semi-Annual Report
September 30, 2007
(Unaudited)
The Bjurman, Barry Funds
10100 Santa Monica Blvd.,Suite 1200
Los Angeles, CA 90067
Board of Trustees
G. Andrew Bjurman
O. Thomas Barry, III
Dann V. Angeloff
Michael D. LeRoy
Joseph E. Maiolo
William L. Wallace
Investment Adviser
Bjurman, Barry & Associates
10100 Santa Monica Blvd, Suite 1200
Los Angeles, CA 90067
Distributor
Foreside Distribution Services, L.P.
100 Summer Street
Boston, MA 02110
Administrator
Citi Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, OH 43219
Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109
Legal Counsel
Gibson, Dunn & Crutcher LLP
333 South Grand Avenue
Los Angeles, CA 90071
Independent Registered Public
Accounting Firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071
For Additional Information and a free Prospectus about
The Bjurman, Barry Funds call
(800) 227-7264
or visit The Bjurman, Barry Funds’ website on the
Internet at www.bjurmanbarry.com
This report is submitted for general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds’ objectives, policies, expenses and other information.

The Bjurman, Barry Funds
Letter to Shareholders
To Our Shareholders:
US equities have sustained a strong performance for the six months ended September 30, 2007, credited to a mixture of strong corporate profits, expanding global economies, and relatively low interest rates.
The period was marked by exceptional volatility, however, as subprime mortgage and credit troubles surfaced. The fear of a widespread credit tightening, the slowdown in the housing market, and losses by several hedge funds combined to result in a turbulent market, whose movements were in many ways disconnected from fundamentals.
The Federal Reserve Board (the “Fed”) reacted aggressively to the credit market woes with a larger than expected cut in its discount and target interest rates, revitalizing financial markets with renewed confidence and stimulating economic growth in the US.
The Bjurman, Barry Micro-Cap Growth Fund returned 0.44% versus 2.83% for the Russell Microcap® Growth Index1 and 6.70% for the Russell 2000® Growth Index1 in the six months ended September 30, 2007. The Fund benefited from a greater weighting in the best performing technology and manufacturing sectors, while avoiding the poorer performing finance, retail, and consumer sectors. However, the Fund’s total return has been heavily adversely affected by its larger focus on smaller technology names, which underperformed as a group.2
The Bjurman, Barry Small Cap Growth Fund returned 15.26% versus 6.70% for the Russell 2000® Growth Index1 in the six months ended September 30, 2007. Over 40 percent of the Fund was invested in the top performing technology sector, adding to a better sector allocation against the Index. Most of the Fund’s outperformance, however, was driven by positive selection results in most sectors and dramatically better performance of the Fund’s technology stocks, such as Sigma Designs, Vasco Data Security and Aquantive.2
The Bjurman, Barry Mid Cap Growth Fund returned 13.78% versus 9.03% for the Russell Midcap® Growth Index1 in the six months ended September 30, 2007. The Fund had positive allocation results as it overweighted the better performing sectors, such as technology and health care, at the same time avoiding the trailing retail and consumer sectors. The Fund’s selection was better in 7 out of 13 economic sectors, compared to the Index, and was greatly enhanced by good performance in companies such as Crocs Inc. and Intuitive Surgical.2
Company size and growth characteristics have been key contributors to performance. Continuing on its recent trend, investors have favored growth-oriented stocks. Companies characterized by high earnings growth outperformed for most of the period, coming off several years of underperformance as compared to value stocks. On the other hand, the smallest micro- and small-cap segments of the market have severely underperformed year-to-date.
Investment Concerns:
Mid-/Small-/Micro-capitalization stocks typically carry additional risk, since smaller companies generally have higher risk of failure than larger more well-established companies and, historically, their stocks have experienced a greater degree of volatility.
Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including high-grade fixed income securities. The net asset values per share of these Funds will fluctuate as the value of the securities in the portfolio changes.
The recent market rally is encouraging and is supported by wide leadership of stocks among different sectors, but there continues to be no shortage of worries for investors. At the heart of the market concerns is the threat of higher inflation, which has now been intensified by the rate cuts. However, if inflation readings stay low, we could see further economic expansion, aided by the Fed’s cuts. The economy was strong before the recent credit crunch, and the stock market has held up relatively well because market fundamentals and corporate balance sheets are solid.

O. Thomas Barry III, CFA, CIC	G. Andrew Bjurman, CFA, CIC
Co-President and Portfolio Manager	Co-President
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-227-7264.

[1]	The Russell 2000® Growth Index measures the performance of 2000 securities found in the Russell universe with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap® Growth Index and Russell Microcap® Growth Index measure the performance of those securities of companies in the referenced market capitalization ranges in the Russell universe with higher price-to-book ratios and higher forecasted growth values. These indices are unmanaged and do not reflect the fees and expenses associated with a mutual fund. Investors cannot invest directly in an index.

[2]	Portfolio composition is subject to change.

The Bjurman, Barry Funds
Performance
September 30, 2007 (Unaudited)

		Average Annual Total Returns
	Inception Date	1 Year	5 Years	10 Years	Since Inception
Bjurman, Barry Micro-Cap Growth Fund	3/31/97	10.61%	16.21%	16.49%	21.17%
Bjurman, Barry Small Cap Growth Fund	5/12/03	28.30%	—	—	11.67%
Bjurman, Barry Mid Cap Growth Fund	6/6/01	26.55%	15.37%	—	6.79%

	Expense Ratios
	Gross*	Net*
Bjurman, Barry Micro-Cap Growth Fund	1.58%	1.58%
Bjurman, Barry Small Cap Growth Fund	1.85%	1.80%
Bjurman, Barry Mid Cap Growth Fund	2.21%	1.80%
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-227-7264.
Investment performance for the Mid Cap Growth Fund reflects voluntary fee waivers in effect from August 1, 2006, which may be discontinued at any time. Without these fee waivers, the performance would have been lower.
The average annual total returns shown above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*	Please see the August 1, 2007 prospectus for details.

The Bjurman, Barry Funds
Representation of Portfolios of Investments
September 30, 2007 (Unaudited)
The illustrations below provide the sector allocations for The Bjurman, Barry Funds (as of September 30, 2007).
Bjurman, Barry Micro-Cap Growth Fund

Sector Allocation	(% of Net Assets)
Electronic Technology	27.5
Producer Manufacturing	25.2
Health Care	13.2
Commercial/Industrial Services	10.0
Basic Materials	8.7
Finance	7.2
Consumer Services	3.9
Short Term Investments less Other Liabilities	2.5
Energy	1.0
Consumer Durables	0.6
Consumer Non-Durable	0.1
Transportation	0.1

Total	100.0

Bjurman, Barry Small Cap Growth Fund

Sector Allocation	(% of Net Assets)
Electronic Technology	39.7
Health Care	15.6
Short Term Investments less Other Liabilities	10.1
Producer Manufacturing	6.9
Commercial/Industrial Services	6.8
Retail	6.2
Energy	4.4
Consumer Durables	3.5
Finance	2.2
Basic Materials	1.6
Transportation	1.2
Consumer Non-Durable	1.1
Utilities	0.7

Total	100.0

Bjurman, Barry Mid Cap Growth Fund

Sector Allocation	(% of Net Assets)
Electronic Technology	27.3
Health Care	18.2
Basic Materials	13.0
Producer Manufacturing	8.2
Commercial/Industrial Services	6.9
Finance	5.4
Consumer Non-Durable	4.7
Utilities	4.6
Energy	3.3
Consumer Durables	3.0
Consumer Services	3.2
Short Term Investments less Other Liabilities	2.2

Total	100.0

The Bjurman, Barry Funds
Statements of Assets and Liabilities
September 30, 2007 (Unaudited)

	Bjurman, Barry	Bjurman, Barry	Bjurman, Barry
	Micro-Cap Growth	Small Cap Growth	Mid Cap Growth
	Fund	Fund	Fund

ASSETS
Investments, at cost	$204,716,814	$12,685,975	$5,474,902

Investments, at value (a)	$334,388,034	$14,424,100	$6,858,952
Cash	5,677,494	1,053,211	—
Dividends receivable	153,839	4,643	183
Receivable for capital shares sold	35,152	—	—
Receivable for securities sold	3,746,316	731,836	182,581
Prepaid expenses	84,648	15,740	12,527

TOTAL ASSETS	344,085,483	16,229,530	7,054,243

LIABILITIES
Bank overdraft	—	—	31,098
Payable for capital shares redeemed	1,123,781	24	—
Payable for securities purchased	1,179,470	334,099	—
Payable for collateral received on securities loaned	72,493,867	1,657,465	708,295
Accrued expenses and other payables:
Investment advisory	225,135	7,781	7,167
Distribution	115,166	5,521	2,400
Administration	7,596	—	—
Fund accounting	—	10,138	11,899
Transfer agent	13,494	3,416	4,499
Custodian	38,761	—	319
Trustee	11,227	—	—
Other accrued expenses	169,207	7,011	1,663

TOTAL LIABILITIES	$75,377,704	$2,025,455	$767,340

NET ASSETS	$268,707,779	$14,204,075	$6,286,903

NET ASSETS CONSIST OF
Paid-in capital	$88,861,979	$18,849,556	$3,811,763
Accumulated net investment loss	(1,257,386)	(99,556)	(39,313)
Accumulated net realized gains (losses) from security transactions	51,431,966	(6,284,050)	1,130,403
Net unrealized appreciation on investments	129,671,220	1,738,125	1,384,050

NET ASSETS	$268,707,779	$14,204,075	$6,286,903

Shares of beneficial interest outstanding (unlimited number of authorized, no par value)	12,582,851	875,433	464,244

Net asset value, offering price and redemption price per share	$21.36	$16.23	$13.54

(a)	Includes securities on loan of $70,226,081, $1,606,553 and $693,807 for the Bjurman, Barry Micro-Cap Growth Fund, Bjurman, Barry Small Cap Growth Fund, and Bjurman, Barry Mid Cap Growth Fund, respectively.
See accompanying notes to financial statements.

The Bjurman, Barry Funds
Statements of Operations
For the Six Months Ended September 30, 2007 (Unaudited)

	Bjurman, Barry	Bjurman, Barry	Bjurman, Barry
	Micro-Cap Growth	Small Cap Growth	Mid Cap Growth
	Fund	Fund	Fund

INVESTMENT INCOME
Dividends	$891,386	$20,581	$15,246
Interest income	338	—	—
Income from securities loaned	328,733	7,659	692

TOTAL INVESTMENT INCOME	1,220,457	28,240	15,938

EXPENSES
Investment advisory	1,510,524	69,982	30,767
Distribution	377,630	17,436	7,692
Administration	95,211	4,389	1,932
Fund accounting	3,978	9,364	10,009
Transfer agent	46,199	12,827	12,908
Audit fees	36,972	1,161	737
Legal fees	64,822	2,993	1,632
Custodian	58,835	3,641	883
Registration	17,999	6,972	7,162
Trustee	58,394	2,375	1,034
Other	207,279	12,494	5,468

TOTAL EXPENSES	2,477,843	143,634	80,224
Fees waived by the Adviser	—	(17,997)	(24,973)

NET EXPENSES	2,477,843	125,637	55,251

NET INVESTMENT LOSS	(1,257,386)	(97,397)	(39,313)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
Net realized gains from security transactions	6,135,109	1,227,537	419,594
Change in unrealized appreciation/depreciation on investments	(2,584,230)	847,867	406,314

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	3,550,879	2,075,404	825,908

CHANGE IN NET ASSETS FROM OPERATIONS	$2,293,493	$1,978,007	$786,595

See accompanying notes to financial statements.

The Bjurman, Barry Funds
Statements of Changes in Net Assets

	Bjurman, Barry Micro-Cap		Bjurman, Barry Small Cap		Bjurman, Barry Mid Cap
	Growth Fund		Growth Fund		Growth Fund
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended	Six Months Ended	Year Ended
	September 30,	March 31,	September 30,	March 31,	September 30,	March 31,
	2007	2007	2007	2007	2007	2007
	(Unaudited)		(Unaudited)		(Unaudited)
OPERATIONS
Net investment loss	$(1,257,386)	$(4,480,407)	$(97,397)	$(301,416)	$(39,313)	$(79,811)
Net realized gains from security transactions	6,135,109	45,374,357	1,227,537	2,331,054	419,594	1,506,633
Net change in unrealized appreciation/ depreciation on investments	(2,584,230)	(69,829,642)	847,867	(5,186,921)	406,314	(1,502,173)

Change in net assets from operations	2,293,493	(28,935,692)	1,978,007	(3,157,283)	786,595	(75,351)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains	—	(156,036,726)	—	—	—	(721,423)

CAPITAL TRANSACTIONS
Proceeds from shares sold	8,004,066	36,570,152	643,809	1,695,062	146,214	361,724
Dividends reinvested	—	152,249,394	—	—	—	703,530
Payment for shares redeemed	(68,181,109)	(250,948,778)	(2,812,644)	(15,265,676)	(583,485)	(2,557,085)

Change in net assets from capital share transactions	(60,177,043)	(62,129,232)	(2,168,835)	(13,570,614)	(437,271)	(1,491,831)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(57,883,550)	(247,101,650)	(190,828)	(16,727,897)	349,324	(2,288,605)

NET ASSETS
Beginning of period	326,591,329	573,692,979	14,394,903	31,122,800	5,937,579	8,226,184

End of period	$268,707,779	$326,591,329	$14,204,075	$14,394,903	$6,286,903	$5,937,579

ACCUMULATED NET INVESTMENT LOSS	$(1,257,386)	$—	$(99,556)	$(2,159)	$(39,313)	$—

SHARE TRANSACTIONS
Shares sold	368,694	1,282,451	43,270	120,392	11,273	28,627
Shares reinvested	—	7,537,099	—	—	—	61,230
Shares redeemed	(3,143,770)	(10,479,837)	(190,519)	(1,122,939)	(45,910)	(214,676)

Change in shares outstanding	(2,775,076)	(1,660,287)	(147,249)	(1,002,547)	(34,637)	(124,819)

Shares outstanding, beginning of period	15,357,927	17,018,214	1,022,682	2,025,229	498,881	623,700

Shares outstanding, end of period	12,582,851	15,357,927	875,433	1,022,682	464,244	498,881

See accompanying notes to financial statements.

The Bjurman, Barry Funds
Bjurman Barry Micro-Cap Growth Fund
Financial Highlights
Selected Per Share Data and Ratios for a Share Outstanding Throughout the Period

	Six Months
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
	2007	2007	2006	2005	2004	2003
	(Unaudited)
Net asset value at beginning of period	$21.27	$33.71	$29.39	$34.15	$19.72	$24.94

Change in net assets from operations:
Net investment loss	(0.10)	(0.29)	(0.29)	(0.39)	(0.39)	(0.19)
Net realized and unrealized gains (losses) on investments	0.19	(1.30)	8.08	(0.24)	14.82	(5.03)

Change in net assets from operations	0.09	(1.59)	7.79	(0.63)	14.43	(5.22)

Less Distributions:
Distributions from net realized gains	—	(10.85)	(3.47)	(4.13)	—	—

Addition to paid-in capital from redemption fees	—	— (a)	— (a)	— (a)	—	—

Net asset value at end of period	$21.36	$21.27	$33.71	$29.39	$34.15	$19.72

Total return(b)	0.42%	(3.02)%	27.31%	(1.90)%	73.17%	(20.91)%

Net assets at end of period (000’s)	$268,708	$326,591	$573,693	$547,503	$822,148	$403,896

Ratio of net expenses to average net assets(c)	1.64%	1.58%	1.52%	1.54%	1.46%	1.59%
Ratio of gross expenses to average net assets(c)	1.64%	1.58%	1.52%	1.54%	1.46%	1.59%
Ratio of net investment loss to average net assets(c)	(0.83)%	(1.02)%	(0.88)%	(1.14)%	(1.19)%	(1.16)%
Portfolio turnover rate	18%	45%	62%	28%	65%	54%

(a)	Amount rounds to less than $0.005.

(b)	Not annualized.

(c)	Annualized for periods less than one year.
See accompanying notes to financial statements.

The Bjurman, Barry Funds
Bjurman Barry Small Cap Growth Fund
Financial Highlights
Selected Per Share Data and Ratios for a Share Outstanding Throughout the Period

	Six Months
	Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,
	2007	2007	2006	2005	2004(a)
	(Unaudited)
Net asset value at beginning of period	$14.08	$15.37	$12.40	$14.03	$10.00

Change in net assets from operations:
Net investment loss	(0.11)	(0.30)	(0.24)	(0.27)	(0.10)
Net realized and unrealized gains (losses) on investments	2.26	(0.99)	3.21	(1.36)	4.13

Change in net assets from operations	2.15	(1.29)	2.97	(1.63)	4.03

Addition to paid-in capital from redemption fees	—	— (b)	— (b)	— (b)	—

Net asset value at end of period	$16.23	$14.08	$15.37	$12.40	$14.03

Total return(c)	15.27%	(8.39)%	23.95%	(11.62)%	40.30%

Net assets at end of period (000’s)	$14,204	$14,395	$31,123	$44,619	$109,876

Ratio of net expenses to average net assets(d)	1.80%	1.80%	1.78%	1.75%	1.70%
Ratio of gross expenses to average net assets(d) (e)	2.05%	1.85%	1.78%	1.82%	1.80%
Ratio of net investment loss to average net assets(d)	(1.39)%	(1.43)%	(1.35)%	(1.30)%	(1.56)%
Portfolio turnover rate	139%	205%	144%	163%	138%

(a)	Represents the period from May 12, 2003, commencement of operations, through March 31, 2004.

(b)	Amount rounds to less than $0.005.

(c)	Not annualized.

(d)	Annualized for periods less than one year.

(e)	Represents the ratio of expenses to average net assets absent fee waivers and expense reimbursements by the Adviser.
See accompanying notes to financial statements.

The Bjurman, Barry Funds
Bjurman Barry Mid Cap Growth Fund
Financial Highlights
Selected Per Share Data and Ratios for a Share Outstanding Throughout the Period

	Six Months
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
	2007	2007	2006	2005	2004	2003
	(Unaudited)
Net asset value at beginning of period	$11.90	$13.19	$10.60	$9.79	$7.02	$9.89

Change in net assets from operations:
Net investment loss	(0.08)	(0.16)	(0.13)	(0.19)	(0.18)	(0.17)
Net realized and unrealized gains (losses) on investments	1.72	0.23	2.72	1.00	2.95	(2.70)

Change in net assets from operations	1.64	0.07	2.59	0.81	2.77	(2.87)

Less Distributions:
Distributions from net realized gains	—	(1.36)	—	—	—	—

Addition to paid-in capital from redemption fees	—	— (a)	— (a)	— (a)	—	—

Net asset value at end of period	$13.54	$11.90	$13.19	$10.60	$9.79	$7.02

Total return(b)	13.78%	0.93%	24.43%	8.27%	39.46%	(29.02)%

Net assets at end of period (000’s)	$6,287	$5,938	$8,226	$7,218	$10,346	$7,932

Ratio of net expenses to average net assets(c)	1.80%	1.80%	1.72%	1.80%	1.95%	2.00%
Ratio of gross expenses to average net assets(c) (d)	2.61%	2.21%	2.23%	3.37%	3.02%	3.06%
Ratio of net investment loss to average net assets(c)	(1.28)%	(1.15)%	(1.08)%	(1.23)%	(1.70)%	(1.88)%
Portfolio turnover rate	44%	83%	76%	107%	196%	183%

(a) Amount rounds to less than $0.005.
(b) Not annualized.
(c) Annualized for periods less than one year.
(d) Represents the ratio of expenses to average net assets absent fee waivers and expense reimbursements by the Adviser.
See accompanying notes to financial statements.

Bjurman, Barry Micro-Cap Growth Fund
Portfolio of Investments
September 30, 2007 (Unaudited)

Shares	COMMON STOCKS— 97.5%	Value
	BASIC MATERIALS — 8.7%
113,500	Landec Corp. (a)	$1,754,710
112,900	Metal Management, Inc.	6,119,180
134,800	MGP Ingredients, Inc. *	1,384,396
165,000	Multi-Color Corp.	3,765,300
49,500	Omega Protein Corp. (a)	447,975

208,000	The Andersons, Inc. *	9,988,160

		23,459,721

	COMMERCIAL/INDUSTRIAL SERVICES — 10.0%
128,000	Learning Tree International, Inc. (a)	2,273,280
258,700	Matrix Service Co. (a)	5,419,765
304,700	Perficient, Inc. (a)	6,663,789
61,000	Standard Parking Corp. (a)	2,427,190
480,000	TheStreet.com, Inc. *	5,812,800
104,200	World Fuel Services Corp. *	4,252,402

		26,849,226

	CONSUMER DURABLES — 0.6%
20,400	Dorman Products, Inc. (a)	288,048
78,400	Libbey, Inc.	1,373,568

		1,661,616

	CONSUMER NON-DURABLES — 0.1%
27,500	The Aristotle Corp. (a)	336,050

	CONSUMER SERVICES — 3.9%
98,700	Famous Dave’s of America, Inc. (a)	1,604,862
117,300	McCormick & Schmick’s Seafood Restaurants, Inc. (a)	2,208,759
230,000	Monarch Casino & Resort, Inc. (a)	6,543,500

		10,357,121

	ELECTRONIC TECHNOLOGY — 27.5%
790,000	Actuate Corp. (a)	5,095,500
50,305	Astronics Corp. (a)	2,191,789
145,200	BluePhoenix Solutions Ltd. (a) *	2,673,132
265,700	BSQUARE Corp. (a)	1,594,200
144,100	Catalyst Semiconductor, Inc. (a)	998,613
100,000	Ceradyne, Inc. (a) *	7,574,000
311,600	Comtech Group, Inc. (a)	5,674,236
400,000	CyberSource Corp. (a) *	4,676,000
262,000	Digi International, Inc. (a)	3,730,880
330,757	Diodes, Inc. (a)	10,617,300
69,400	Ducommun, Inc. (a)	2,241,620
358,600	Globecomm Systems, Inc. (a)	4,755,036
411,300	iCAD, Inc. (a)	1,238,013
750,000	Iomega Corp. (a)	3,930,000
18,498	Logility, Inc. (a)	215,132
138,800	Network Equipment Technologies, Inc. (a)	2,012,600
195,100	Pericom Semiconductor Corp. (a)	2,286,572
See accompanying notes to financial statements.

Bjurman, Barry Micro-Cap Growth Fund
Portfolio of Investments (Continued)

Shares	COMMON STOCKS— 97.5% (continued)	Value
	ELECTRONIC TECHNOLOGY — 27.5% (continued)
225,000	Silicom Ltd. (a) *	$5,181,750
124,625	Smith Micro Software, Inc. (a) *	2,001,477
382,100	TeleCommunication Systems, Inc. (a) *	1,524,579
133,500	Vicon Industries, Inc. (a)	1,559,280
269,256	Video Display Corp. (a)	2,154,048

		73,925,757

	ENERGY — 1.0%
33,700	Bolt Technology Corp. (a) *	1,100,642
65,000	Furmanite Corp. (a)	591,500
26,500	Hawk Corp.- Class A (a)	367,555
35,600	ICO, Inc. (a)	501,248

		2,560,945

	FINANCE — 7.2%
165,000	American Physicians Capital, Inc.	6,428,400
97,260	Argo Group International Holdings Ltd. (a)	4,231,782
89,200	Bank of the Ozarks, Inc. *	2,723,276
18,400	Ebix, Inc. (a)	913,560
85,495	Life Partners Holdings, Inc. *	2,876,907
108,200	U.S. Global Investors, Inc. *	2,057,964

		19,231,889

	HEALTH CARE — 13.2%
76,500	Accelrys, Inc. (a)	524,025
210,000	Air Methods Corp. (a)	9,702,000
310,100	BioScrip, Inc. (a)	1,990,842
435,451	Healthcare Services Group, Inc. *	8,826,592
8,500	HealthStream, Inc. (a)	25,075
311,000	HMS Holdings Corp. (a)	7,653,710
48,400	Mesa Laboratories, Inc.	1,004,300
89,250	Neogen Corp. (a)	2,117,010
56,300	Shamir Optical Industry Ltd. (a)	676,163
53,200	Synovis Life Technologies, Inc. (a)	1,147,524
158,200	Tutogen Medical, Inc. (a)	1,819,300

		35,486,541

	PRODUCER MANUFACTURING — 25.2%
445,000	Amerigon, Inc. (a)	7,702,950
260,000	Dynamic Materials Corp.	12,451,400
260,000	Fuel Tech, Inc. (a) *	5,743,400
64,500	Hardinge, Inc.	2,246,535
66,000	K-Tron International, Inc. (a)	6,270,000
100,000	Kadant, Inc. (a)	2,800,000
90,100	Key Technology, Inc. (a)	2,712,010
22,300	L.B. Foster Co. (a)	969,158
508,350	Smith & Wesson Holding Corp. (a) *	9,704,401
450,000	Spartan Motors, Inc. *	7,573,500
148,800	The Middleby Corp. (a)	9,603,552

		67,776,906

See accompanying notes to financial statements.

Bjurman, Barry Micro-Cap Growth Fund
Portfolio of Investments (Continued)

Shares	COMMON STOCKS— 97.5% (continued)	Value
	TRANSPORTATION —0.1%
15,100	Midwest Air Group, Inc. (a)	$248,395
	Total Common Stocks (Cost $132,222,947)	261,894,167
	Cash Held as Collateral on Securities Loaned (Cost $72,493,867)	72,493,867

	Total Investments (Cost $204,716,814) — 124.4%	334,388,034
	Liabilities in excess of other assets — (24.4)%	(65,680,255)

	NET ASSETS — 100.0%	$268,707,779

*	A portion or all of this security was out on loan as of September 30, 2007

(a)	Non-income producing security
See accompanying notes to financial statements.

Bjurman, Barry Small Cap Growth Fund
Portfolio of Investments
September 30, 2007 (Unaudited)

Shares	COMMON STOCKS— 89.9%	Value
	BASIC MATERIALS — 1.6%
5,400	Cabot Microelectronics Corp. (a)	$230,850

	COMMERCIAL/INDUSTRIAL SERVICES — 6.8%
8,200	Concur Technologies, Inc. (a)	258,464
10,000	Learning Tree International, Inc. (a)	177,600
11,500	Perficient, Inc. (a)	251,505
23,000	Strategic Diagnostics, Inc. (a)	117,300
3,000	United Stationers, Inc. (a)	166,560

		971,429

	CONSUMER DURABLES — 3.5%
4,000	LKQ Corp. (a)	139,240
3,700	Movado Group, Inc.	118,104
6,300	Shanda Interactive Entertainment Ltd. ADR (a)	234,423

		491,767

	CONSUMER NON-DURABLES — 1.1%
11,000	SunOpta, Inc. (a)	159,390

	ELECTRONIC TECHNOLOGY — 39.7%
18,000	ANADIGICS, Inc. (a)	325,440
4,700	Axsys Technologies, Inc. (a)	145,512
12,700	BluePhoenix Solutions Ltd. (a) *	233,807
7,600	Chordiant Software, Inc. (a)	105,336
2,300	Ducommun, Inc. (a)	74,290
10,500	EPIQ Systems, Inc. (a)	197,610
2,600	GSI Commerce, Inc. (a)	69,160
22,500	Harmonic, Inc. (a)	238,725
4,500	ICF International, Inc. (a)	124,110
29,000	Iomega Corp. (a)	151,960
12,000	JDA Software Group, Inc. (a)	247,920
5,200	Kaman Corp.	179,712
1,800	MICROS Systems, Inc. (a)	117,126
24,000	Microtune, Inc. (a)	144,480
18,000	Network Equipment Technologies, Inc. (a)	261,000
7,200	NeuStar, Inc.- Class A (a) *	246,888
8,800	Novatel Wireless, Inc. (a) *	199,320
6,000	O2Micro International Ltd. ADR (a)	92,820
11,500	OmniVision Technologies, Inc. (a) *	261,395
10,000	Plexus Corp. (a)	274,000
26,400	S1 Corp. (a)	238,920
5,700	Sigma Designs, Inc. (a)	274,968
10,300	Silicom Ltd. (a) *	237,209
12,600	Spectrum Control, Inc. (a)	182,574
See accompanying notes to financial statements.

Bjurman, Barry Small Cap Growth Fund
Portfolio of Investments (Continued)

Shares	COMMON STOCKS— 89.9% (continued)	Value
	ELECTRONIC TECHNOLOGY — 39.7% (continued)
7,000	Stanley, Inc. (a)	$192,850
3,300	Synchronoss Technologies, Inc. (a)	138,798
11,000	Tyler Technologies, Inc. (a)	146,850
8,500	VASCO Data Security International, Inc. (a)	300,135
4,500	Verigy Ltd. (a)	111,195
6,200	Zoran Corp. (a)	125,240

		5,639,350

	ENERGY — 4.4%
9,000	Bois d’Arc Energy, Inc. (a)	172,530
1,900	Dawson Geophysical Co. (a)	147,269
3,200	Flotek Industries, Inc. (a)	141,280
3,300	NATCO Group, Inc.- Class A (a)	170,775

		631,854

	FINANCE — 2.2%
7,000	KBW Regional Banking ETF *	307,720

	HEALTH CARE — 15.6%
9,000	Allscripts Healthcare Solutions, Inc. (a)	243,270
7,000	Anika Therapeutics, Inc. (a)	145,670
7,800	Cardica, Inc. (a) *	74,802
4,000	Cynosure, Inc. (a)	147,600
3,400	Immucor, Inc. (a)	121,550
7,500	LifeCell Corp. (a) *	281,775
12,400	Omnicell, Inc. (a)	353,896
3,000	PAREXEL International Corp. (a)	123,810
7,000	Psychiatric Solutions, Inc. (a)	274,960
11,000	Sun Healthcare Group, Inc. (a)	183,810
12,000	Synovis Life Technologies, Inc. (a)	258,840

		2,209,983

	PRODUCER MANUFACTURING — 6.9%
4,500	Alamo Group, Inc.	110,655
5,100	Apogee Enterprises, Inc.	132,294
15,400	Harbin Electric, Inc. (a)	250,250
2,700	JA Solar Holdings Co. Ltd. ADR (a)	121,365
6,400	KMG Chemicals, Inc.	167,552
10,000	Smith & Wesson Holding Corp. (a) *	190,900

		973,016

	RETAIL — 6.2%
29,000	1-800-FLOWERS.COM, Inc.- Class A (a)	336,110
5,500	Insight Enterprises, Inc. (a)	141,955
20,300	PC Mall, Inc. (a)	316,883
8,700	Zones, Inc. (a)	89,958

		884,906

See accompanying notes to financial statements.

Bjurman, Barry Small Cap Growth Fund
Portfolio of Investments (Continued)

Shares	COMMON STOCKS— 89.9% (continued)	Value
	TRANSPORTATION — 1.2%
13,000	Navios Maritime Holdings, Inc.	$170,820

	UTILITIES — 0.7%
3,900	RRSat Global Communications Network Ltd. (a)	95,550

	Total Common Stocks (Cost $11,028,510)	12,766,635
	Cash Held as Collateral on Securities Loaned (Cost $1,657,465)	1,657,465

	Total Investments (Cost $12,685,975) — 101.5%	14,424,100
	Liabilities in excess of other assets — (1.5)%	(220,025)

	NET ASSETS — 100.0%	$14,204,075

*	A portion or all of this security was out on loan as of September 30, 2007

(a)	Non-income producing security

ADR	American Depositary Receipt

ETF	Exchange Traded Fund
See accompanying notes to financial statements.

Bjurman, Barry Mid Cap Growth Fund
Portfolio of Investments
September 30, 2007 (Unaudited)

Shares	COMMON STOCKS— 97.8%	Value
	BASIC MATERIALS — 13.0%
1,400	Airgas, Inc.	$72,282
1,050	Allegheny Technologies, Inc.	115,447
1,000	Corn Products International, Inc.	45,870
3,600	GrafTech International Ltd. (a)	64,224
400	Kaiser Aluminum Corp.	28,228
2,800	Lyondell Chemical Co.	129,780
1,600	Meridian Gold, Inc. (a)	52,960
1,300	OM Group, Inc. (a)	68,653
1,400	Owens-Illinois, Inc. (a)	58,030
2,900	Terra Industries, Inc. (a)	90,654
1,700	Titanium Metals Corp. (a)	57,052
800	Zoltek Cos., Inc. (a)	34,904

		818,084

	COMMERCIAL/INDUSTRIAL SERVICES — 6.9%
4,800	Allied Waste Industries, Inc. (a)	61,200
1,800	Chicago Bridge and Iron Co. N.V.	77,508
2,500	FTI Consulting (a)	125,775
1,500	TeleTech Holdings, Inc. (a)	35,865
4,000	ValueClick, Inc. (a)	89,840
1,000	WESCO International, Inc. (a)	42,940

		433,128

	CONSUMER DURABLES — 3.0%
5,800	Activision, Inc. (a)	125,222
2,100	Barnes Group, Inc.	67,032

		192,254

	CONSUMER NON-DURABLES — 4.7%
2,100	Crocs, Inc. (a)	141,225
7,000	Quiksilver, Inc. (a)	100,100
500	Wimm-Bill-Dann Foods ADR	54,670

		295,995

	CONSUMER SERVICES — 3.2%
2,200	HealthExtras, Inc. (a)	61,226
3,000	Melco PBL Entertainment (Macau) Ltd. ADR (a)	49,500
1,000	priceline.com, Inc. (a) *	88,750

		199,476

	ELECTRONIC TECHNOLOGY — 27.3%
1,900	Anixter International, Inc. (a) *	156,655
1,000	Atheros Communications (a)	29,970
2,900	BE Aerospace, Inc. (a)	120,437
1,300	CommScope, Inc. (a)	65,312
3,250	DRS Technologies, Inc.	179,140
4,400	Foundry Networks, Inc. (a)	78,188
1,700	Harris Corp.	98,243
1,800	Hittite Microwave Corp. (a)	79,470
See accompanying notes to financial statements.

Bjurman, Barry Mid Cap Growth Fund
Portfolio of Investments (Continued)

Shares	COMMON STOCKS— 97.8% (continued)	Value
	ELECTRONIC TECHNOLOGY — 27.3% (continued)
8,000	Marvel Technology Group Ltd. (a)	$130,960
3,500	NetEase.com, Inc. (a)	59,150
2,900	NeuStar, Inc.- Class A (a) *	99,441
6,800	ON Semiconductor Corp. (a)	85,408
400	Precision Castparts Corp.	59,192
2,000	Synopsys, Inc. (a)	54,160
400	Triumph Group, Inc.	32,684
1,300	Varian Semiconductor Equipment Associates, Inc. (a)	69,576
5,200	VeriFone Holdings, Inc. (a)	230,516
3,500	Verigy Ltd. (a)	86,485

		1,714,987

	ENERGY — 3.3%
2,400	Complete Production Services, Inc. (a)	49,152
1,200	Diamond Offshore Drilling, Inc.	135,948
1,200	Massey Energy Co.	26,184

		211,284

	FINANCE — 5.4%
1,500	Argo Group International Holdings Ltd. (a)	65,265
2,000	IPC Holdings Ltd.	57,700
3,800	Nasdaq Stock Market, Inc. (a) *	143,184
900	PartnerRe Ltd.	71,091

		337,240

	HEALTH CARE — 18.2%
3,300	Hologic, Inc. (a) *	201,300
1,600	Hospira, Inc. (a)	66,320
1,900	ICON PLC Sponsored ADR (a)	96,957
700	Intuitive Surgical, Inc. (a)	161,000
2,200	Inverness Medical Innovations, Inc. (a) *	121,704
1,100	Invitrogen Corp. (a)	89,903
2,000	Kyphon, Inc. (a)	140,000
4,200	Mylan Laboratories, Inc.	67,032
900	NBTY, Inc. (a)	36,540
1,900	OSI Pharmaceuticals, Inc. (a)	64,581
5,600	Warner Chilcott Ltd., Class A (a)	99,512

		1,144,849

	PRODUCER MANUFACTURING — 8.2%
1,300	Astec Industries, Inc. (a)	74,685
400	Flowserve Corp.	30,472
1,100	General Cable Corp. (a)	73,832
6,700	Grupo Simec, S.A. de C.V. ADR (a)	69,948
800	LDK Solar Co. Ltd. ADR (a)	55,120
1,300	Lear Corp. (a)	41,730
2,400	The Manitowoc Co., Inc.	106,272
1,000	The Middleby Corp. (a)	64,540

		516,599

See accompanying notes to financial statements.

Bjurman, Barry Mid Cap Growth Fund
Portfolio of Investments (Continued)

Shares	COMMON STOCKS— 97.8% (continued)	Value
	UTILITIES — 4.6%
1,300	Companhia de Saneamento Basico do Estado de Sao Paulo ADR	$64,220
700	Millicom International Cellular S.A. (a)	58,730
2,200	Nalco Holding Co.	65,230
1,200	NII Holdings, Inc. (a)	98,581

		286,761

	Total Common Stocks (Cost $4,766,607)	6,150,656
	Cash Held as Collateral on Securities Loaned (Cost $708,295)	708,295

	Total Investments (Cost $5,474,902) — 109.1%	6,858,952
	Liabilities in excess of other assets — (9.1)%	(572,049)

	NET ASSETS — 100.0%	$6,286,903

*	A portion or all of this security was out on loan as of September 30, 2007

(a)	Non-income producing security

ADR	American Depositary Receipt
See accompanying notes to financial statements.

The Bjurman, Barry Funds
Notes to Financial Statements
September 30, 2007 (Unaudited)
1. Organization
The Bjurman, Barry Funds (the “Trust”) is organized as a Delaware statutory trust pursuant to a Trust Instrument dated September 26, 1996, as amended. The Trust is registered under the Investment Company Act of 1940, as amended (the “ICA”), as an open-end, management investment company. The Trust has established three separate series: the Bjurman, Barry Micro-Cap Growth Fund (the “Micro-Cap Growth Fund”), the Bjurman, Barry Small Cap Growth Fund (the “Small Cap Growth Fund”) and the Bjurman, Barry Mid Cap Growth Fund (the “Mid Cap Growth Fund”) (individually, a “Fund,” and collectively, the “Funds”). The Micro-Cap Growth Fund commenced operations on March 31, 1997, the Mid Cap Growth Fund commenced operations on June 6, 2001, and the Small Cap Growth Fund commenced operations on May 12, 2003.
The Micro-Cap Growth Fund seeks capital appreciation through investments in the common stocks of companies with market capitalizations generally between $30 million and $300 million at the time of investment.
The Small Cap Growth Fund seeks capital appreciation through investments in the common stocks of companies with market capitalizations generally between $100 million and $2.5 billion at the time of investment.
The Mid Cap Growth Fund seeks capital appreciation through investments in the common stocks of companies with market capitalizations generally between $1 billion and $10 billion at the time of investment.
2. Significant Accounting Policies
Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities Valuation — Securities that are traded on stock exchanges or are quoted by NASDAQ are valued at the closing price on the exchange or at the NASDAQ Official Closing Price on the day the securities are being valued or at the most recent bid price. Securities traded in the over-the-counter market, and that are not quoted by NASDAQ, are valued at the last sales price (or, if last sale price is not readily available, at the most recent bid price as quoted by brokers that make markets in the securities) as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with procedures established by and under the general supervision of the Trust’s Board of Trustees (the “Board”). Short term investments having a maturity of 60 days or less are valued at amortized cost, which approximates fair value.
Share Valuation — The net asset value per share (“NAV”) of each Fund is calculated daily by dividing the total value of that Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the net asset value per share.
Investment income — Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.
Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are allocated to each Fund on the basis of relative net assets or another appropriate method.
Distributions to Shareholders — Dividends arising from net investment income, if any, are declared and paid to shareholders annually in December. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.
The character of income and gains distributed is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are

The Bjurman, Barry Funds
Notes to Financial Statements (Continued)
permanent in nature (i.e., reclassifications of market discounts, gain/loss, paydowns and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.
Security Transactions — During the period, security transactions are accounted for no later than one business day following the trade date; however, for financial reporting purposes, security transactions are accounted for on trade date of the last business day of the reporting period. Securities sold are determined on a specific identification basis.
Loans of Portfolio Securities — Each Fund may lend portfolio securities to broker dealers and financial institutions provided that (1) the loan is secured continuously by collateral marked to market daily and maintained in an amount at least equal to the current market value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned by the Fund will not at any time exceed 33% of the total assets of the Fund. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and when, in its judgment, the income to be earned from the loan justifies the attendant risks.
Collateral will consist of U.S. Government securities, cash equivalents or irrevocable letters of credit. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to maintain the proper amount of collateral. Therefore, the Funds will only enter into portfolio loans after a review by the Adviser, under the supervision of the Board of Trustees, including a review of the creditworthiness of the borrower. Such reviews will be monitored on an ongoing basis.
Redemption/Exchange fees – Each Fund assesses investors who redeem or exchange shares (other than shares acquired through reinvestment of dividends or other distributions) held by the investors for 60 days or less a redemption fee of 2% of the NAV of the shares being redeemed or exchanged. The Fund retains the fee as paid-in capital and such fees become part of that Fund’s daily NAV calculation.
Federal income tax — It is each Fund’s policy to comply with the requirements under subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes substantially all of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.
As required, effective June 29, 2007 (or applicable effective date), the Funds adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. The adoption of FIN 48 did not impact the Funds’ net assets or results of operations.
In September 2006, the FASB issued Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and expanded disclosures about fair value measurements. As of September 30, 2007, management does not believe the adoption of SFAS No. 157 will impact the Funds’ financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

The Bjurman, Barry Funds
Notes to Financial Statements (Continued)
3. Transactions with Affiliates
INVESTMENT ADVISORY FEE
Bjurman, Barry & Associates (the “Adviser”) provides each Fund with investment advisory services. For providing investment advisory services, each Fund pays the Adviser a monthly fee, which is calculated daily by applying an annual rate of 1.00% to the average daily net assets of each respective Fund. The Adviser has voluntarily agreed to waive all or a portion of its fees and to reimburse certain expenses of each Fund to the extent necessary to limit each Fund’s annual total operating expenses to 1.80% of its average daily net assets. For the six months ended September 30, 2007, the Adviser waived $17,997 and $24,973 of its investment advisory fees for the Small Cap Equity Growth Fund and Mid Cap Growth Fund, respectively. Any fees voluntarily reduced and any Fund expense absorbed by the Adviser voluntarily or pursuant to an agreed upon expense cap that are a Fund’s obligation are subject to reimbursement by that Fund to the Adviser, if so requested by the Adviser and approved by the Board, in subsequent fiscal years, if the aggregate amount paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Adviser is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, except that it is permitted to look back up to five years and four years, respectively, during the initial six years and seventh year of each Fund’s operations. Such reimbursement may not be paid prior to a Fund’s payment of current ordinary expenses.
As of September 30, 2007, the Small Cap Growth Fund and the Mid Cap Growth Fund had $109,512 and $369,705, respectively, of cumulative waivers that could potentially be reimbursed to the Adviser in future periods. The expiration of these waivers is as follows:

	Amount	Expires March 31

Small Cap Growth Fund	$81,467	2009
	10,048	2010
	17,997	2011
Mid Cap Growth Fund	279,035	2008
	37,411	2009
	28,286	2010
	24,973	2011
ADMINISTRATION, FUND ACCOUNTING, AND TRANSFER AGENT FEE
Citi Fund Services Ohio, Inc. (“Citi Ohio”), a subsidiary of The Citi Group Inc. (“Citi”), serves as the Funds’ administrator, fund accountant, and transfer agent. Effective August 1, 2007, The BISYS Group, Inc., and its subsidiaries, was acquired by and became a wholly-owned subsidiary of Citi. Under a Master Services Agreement with the Trust, Citi Ohio is entitled to receive an annual fee calculated at a tiered rate based upon the average daily net assets of the Trust subject to annual minimums per Fund. The amounts charged to each Fund for these services provided for the six months ended September 30, 2007 were as follows:

	Administration Fees	Fund Accounting Fees	Transfer Agent Fees

Micro-Cap Growth Fund	$95,211	$3,978	$46,199
Small Cap Growth Fund	4,389	9,364	12,827
Mid Cap Growth Fund	1,932	10,009	12,908

The Bjurman, Barry Funds
Notes to Financial Statements (Continued)
UNDERWRITING/DISTRIBUTION FEE
Distributor: The Trust has retained Foreside Distribution Services L.P. (formerly BISYS Fund Services Limited Partnership) (the “Distributor”), a wholly-owned subsidiary of Foreside Financial Group, LLC, to serve as principal underwriter for the shares of the Funds, pursuant to a Distribution Agreement between the Distributor and the Trust. Fees for such distribution services are paid to the Distributor by the Funds.
Distribution Plan: Each Fund has adopted a Distribution Plan, pursuant to Rule 12b-l under the ICA (the “Distribution Plan”). Pursuant to the Distribution Plan, each Fund will pay up to 0.25% of its average daily net assets for distribution related expenses. The Distribution Plan provides that the Funds pay the Distributor and other organizations for distributing such shares, for advertising and marketing and for providing certain services to shareholders.
OFFICERS AND TRUSTEES
Certain Officers and Trustees of the Funds are affiliated with the Adviser or Citi. Such Officers and Trustees received no compensation from the Funds for serving in those capacities. Each Trustee who was not an “interested person” (within the meaning of ICA) of the Trust or the Adviser (“Independent Trustees”) served on both the Audit Committee and the Nominating, Governance and Contracts Committee and was compensated in the following manner: a $12,000 annual retainer fee, paid quarterly; $1,250 per scheduled Board meeting; $1,000 per committee or special Board meeting; and reimbursement for certain expenses. The Chairmen of the Board, the Audit Committee and the Nominating, Governance and Contracts Committee receive additional annual retainers of $15,000, $8,000 and $1,000, respectively, paid quarterly. Trustee compensation during the period (exclusive of expense reimbursement) was $61,800 in the aggregate.
4. Investment Transactions
For the period ended September 30, 2007, costs of purchases and proceeds from sales and maturities of investment securities, other than short-term investments and U.S. Government Securities, were as follows:

	Purchases	Sales

Micro-Cap Growth Fund	$53,841,424	$121,706,963
Small Cap Growth Fund	18,890,198	22,632,195
Mid Cap Growth Fund	2,654,676	3,189,836
There were no purchases or sales of U.S. Government Securities during the period.
5. Commitments and Contingencies
The Trustee of the Trust are entitled to indemnification from the Trust, subject to satisfying certain standards of conduct. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and that provide general indemnification. The Trust’s maximum exposure under these arrangements cannot be estimated due to the many uncertainties involved.

The Bjurman, Barry Funds
Notes to Financial Statements (Continued)
6. Federal Income Tax Information
At September 30, 2007, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)

Micro-Cap Growth Fund	204,716,814	131,900,051	(2,228,831)	129,671,220
Small Cap Growth Fund	12,689,387	1,880,302	(145,589)	1,734,713
Mid Cap Growth Fund	5,474,118	1,538,972	(154,138)	1,384,834
The tax character of distributions paid during the fiscal year ended March 31, 2007 was as follows:

	Distributions paid from
		Net Long Term	Total Taxable	Tax Return of	Total Distributions
	Ordinary Income	Capital Gains	Distributions	Capital	Paid[1]

Micro-Cap Growth Fund	$—	$156,036,726	$156,036,726	$—	$156,036,726
Small Cap Growth Fund	—	—	—	—	—
Mid Cap Growth Fund	—	721,423	721,423	—	721,423
The tax character of distributions paid during the fiscal year ended March 31, 2006 was as follows:

Distributions paid from
		Net Long Term	Total Taxable	Tax Return of	Total Distributions
	Ordinary Income	Capital Gains	Distributions	Capital	Paid[1]

Micro-Cap Growth Fund	$—	$61,020,654	$61,020,654	$—	$61,020,654
Small Cap Growth Fund	—	—	—	—	—
Mid Cap Growth Fund	—	—	—	—	—
As of March 31, 2007, the components of accumulated earnings (deficit) on a tax basis was as follows:

						Total
	Undistributed	Undistributed		Accumulated	Unrealized	Accumulated
	Ordinary	Long-Term	Accumulated	Capital and	Appreciation	Earnings
	Income	Capital Gains	Earnings	Other Losses	(Depreciation)[2]	(Deficit)

Micro-Cap Growth Fund	$—	$45,307,173	$45,307,173	$—	$132,245,134	$177,552,307
Small Cap Growth Fund	—	—	—	(7,458,050)	836,721	(6,621,329)
Mid Cap Growth Fund	62,470	647,555	710,025	—	978,520	1,688,545

[1]	Total distributions paid may differ from the amount reported in the Statement of Changes in Net Assets because for tax purposes distributions are recognized when actually paid.

[2]	The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to: tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on certain derivative instruments, the difference between book and tax amortization methods for premium and market discount, and the return of capital adjustments from real estate investment trusts.

The Bjurman, Barry Funds
Notes to Financial Statements (Continued)
As of March 31, 2007, the following Funds had net capital loss carryforwards, which are available to offset future realized gains.

	Amount	Expires

Small Cap Growth Fund	$7,458,050	2013

The Bjurman, Barry Funds
Additional Fund Information (Unaudited)
Federal Income Tax Information
During the fiscal year ended March 31, 2007, the Funds declared long-term realized capital gain distributions in the following amounts:

15% Capital Gains

Micro-Cap Growth Fund	$156,036,726
Mid Cap Growth Fund	721,423
Proxy Voting
The Adviser is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to its portfolio securities as well as information regarding each Fund’s proxy voting record for the most recent twelve month period ended June 30 are available, without charge, upon request, by calling toll free 1-800-227-7264 or by visiting the Funds’ website at http://www.bjurmanbarry.com. This information is also available on the SEC website at http://www.sec.gov.
Quarterly Portfolio Disclosure
The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of the fiscal year on Form N-Q. The complete listing (i) is available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C.; and (iii) will be made available to shareholders, upon request, by calling 1-800-227-7264. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Bjurman, Barry Funds
Additional Fund Information (Unaudited) (Continued)
Schedule of Shareholder Expenses
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, redemption fees and exchange fees; and (2) ongoing costs, including investment advisory fees, distribution fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2007 through September 30, 2007.
Actual Expenses
The first line of the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in this line under the heading entitled “Expenses Paid During the Six Months Ended” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not refect any transactional costs, such as redemption fees. Therefore, the second line of the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expense Paid	Net Expense Ratio
	Beginning	Ending	During the	During the
	Account Value	Account Value	Six Months Ended	Six Months Ended
	April 1, 2007	September 30, 2007	September 30, 2007*	September 30, 2007**

Micro-Cap Growth Fund
Actual	$1,000.00	$1,004.20	$8.24	1.64%
Hypothetical (5% return before expenses)	$1,000.00	1,016.85	8.29	1.64%

Small Cap Growth Fund
Actual	$1,000.00	1,152.70	9.71	1.80%
Hypothetical (5% return before expenses)	$1,000.00	1,016.04	9.10	1.80%

Mid Cap Growth Fund
Actual	$1,000.00	1,137.80	9.65	1.80%
Hypothetical (5% return before expenses)	$1,000.00	1,016.04	9.10	1.80%

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by number of days in the fiscal year.

**	Annualized.

Item 2.  Code of Ethics.
Not applicable — only for annual reports.
Item 3.  Audit Committee Financial Expert.
Not applicable — only for annual reports.
Item 4.  Principal Accountant Fees and Services.
Not applicable — only for annual reports.
Item 5.  Audit Committee of Listed Registrants.
Not applicable.
Item 6.  Schedule of Investments.
Not applicable.
Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8.  Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10.  Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11.  Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12.  Exhibits.
(a)(1) Not applicable.
(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.
(a)(3) Not applicable.
(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Bjurman, Barry Funds

By (Signature and Title)*	/s/ G. Andrew Bjurman

G. Andrew Bjurman, Co-President
Date: December 5, 2007
By (Signature and Title)*	/s/ O. Thomas Barry III

O. Thomas Barry III, Co-President
Date: December 5, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ O. Thomas Barry III

O. Thomas Barry III, Co-President
Date: December 5, 2007
By (Signature and Title)*	/s/ G. Andrew Bjurman

G. Andrew Bjurman, Co-President
Date: December 5, 2007
By (Signature and Title)*	/s/ M. David Cottrell

M. David Cottrell, Treasurer and CFO
Date: December 5, 2007

* Print the name and title of each signing officer under his or her signature.